Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Fixed maturities, available-for-sale, amortized cost (in dollars)	$ 16,577.9	$ 15,104.5
Equity securities, available-for-sale, cost (in dollars)	131.8	171.6
Securities pledged, amortized cost (in dollars)	$ 572.5	$ 936.5
Common stock, shares authorized	100,000	100,000
Common stock, shares issued	55,000	55,000
Common stock, shares outstanding	55,000	55,000
Common stock, per share value (in dollars per share)	$ 50.00	$ 50.00